UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act File Number 811-04010

                                OCM Mutual Fund
               (Exact name of registrant as specified in charter)

                        2600 Kitty Hawk Road, Suite 119
                          Livermore, California 94551
              (Address of principal executive offices) (Zip code)


                               Gregory M. Orrell
                         Orrell Capital Management, Inc
                        2600 Kitty Hawk Road, Suite 119
                          Livermore, California 94551
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.


                                 --------------
                                 OCM GOLD FUND
                                 ==============








                               SEMI-ANNUAL REPORT
                                  MAY 31, 2014
                                  (UNAUDITED)

Dear Fellow Shareholders:

After a difficult 2013, gold prices stabilized in the first half of 2014. Shares of gold mining companies increased modestly from historically extreme valuations versus gold bullion (see Gold/XAU ratio chart, gold mining companies are represented by the XAU). Over the six month fiscal period ended May 31, 2014, the OCM Gold Fund Investor Class appreciated 5.51% (+0.76% after maximum sales load) while the Advisor Class gained 6.01% compared to a 0.93% decline in the Philadelphia Gold and Silver Index (XAU)(1) and 7.62% gain for the S&P 500 Index(2). The price of gold bullion at May 31, 2014 was basically unchanged at $1,250.50 based on the London PM fix, down a modest $2.50 per ounce during the six month period. Your Fund's investment strategy of owning a broad cross section of the gold mining industry, including shares in intermediate/mid-tier gold producers and junior gold producers, allowed the Fund to outperform the XAU Index over the fiscal period.

                                 GOLD/XAU RATIO

                12/19/1983                      3.40
                12/19/1985                      3.93
                12/19/1989                      3.40
                12/19/1991                      4.80
                12/19/1993                      2.91
                12/19/1995                      3.17
                12/19/1997                      4.06
                12/19/1999                      4.21
                12/19/2001                      5.04
                12/19/2003                      3.97
                12/19/2005                      4.06
                12/19/2007                      4.70
                12/19/2009                      6.73
                12/19/2011                      8.61

SOURCE: GLOBAL INSIGHTS -- DATA AS OF 5/31/2014

MARKET COMMENTARY

While strong equity markets continued to be a headwind for capital flows into the gold sector along with negative commentary from main stream investment banks, it appears fair weather holders of gold have exited the market relieving the downward momentum on gold prices experienced in 2013. Much of the gold sold from vaults in New York and London over the past two years has found its way to the Far East. Gold in Asia tends to be viewed with longer time horizons and as a strategic asset, therefore it is unlikely to be sold back into Western markets as gold prices rise. In our opinion, gold and gold mining equities are in the process of completing a major correction bottom that dates back to last summer following the August 2011 high of $1,900/oz high. As we have stated in recent shareholder letters, the current pull back in gold is similar, in our opinion, to the gold price action experienced in 1975 to 1976 when gold prices declined from $190/oz. to $103/oz., with the main difference being the added zero representing the currency debasement over the past 40 years. While further downside is quite possible, we are comfortable the stage is set for the gold price in U.S. dollar terms to resume its secular uptrend over the coming years.

Markets remain keenly focused on central bank monetary policy with the Federal Reserve expected to end its bond buying/money printing operation by the end of the year. The Federal Reserve has pronounced to keep interest rates low for the foreseeable future after concluding its quantitative easing (QE) operation. We view the pronouncement more as confirmation that the Federal Reserve's ability to normalize interest rates in the current environment is limited with private and public debt levels having exploded 40% since 2008 due to low rates. Central bank efforts to stimulate economic growth with cheap money and money printing have successfully lifted asset prices while elevating risk levels with economic growth muted. As the Bank of International Settlements (BIS) points out in its Annual Report published June 29th: "Overall, it is hard to avoid the sense of a puzzling disconnect between the markets' buoyancy and underlying economic developments globally ....... Progress in strengthening banks' balance sheets has been uneven and private debt keeps growing. Macroeconomic policy has little room for maneuver to deal with any untoward surprises that might be sprung, including a normal recession." Consequently, should material inflation, as measured by the consumer price index (CPI), materialize (it is our belief the CPI understates real life cost of living inflation), we believe it will be difficult for the Federal Reserve to gain the credibility necessary to fight inflation with higher interest rates. In essence, we believe it will consistently be behind the curve with negative interest rates (as represented by short-term T-bill rates minus inflation). Historically, negative interest rates provide a favorable environment for gold as paper money is losing value transparently.

Interestingly, the U.S. dollar, as measured by the U.S. Dollar Index (DXY), has failed to move higher with equity markets and improving U.S. economic conditions over the past three years. There is no historical precedent for such divergent behavior for the U.S. dollar, which obviously begs the question, why? Perhaps the foreign exchange market has sniffed out the Federal Reserve's policy predicament when it comes to fighting future inflation. More troublesome for the dollar may be the move by Russia and China and its trading partners to increase trade away from the dollar in an effort to "de-dollarize" the global economy and United States influence. Another possible explanation is the positive effects of monetary stimulus showing signs of being exhausted both in the U.S. and globally, raising possibility that the Fed will embark on another round of QE at the first hint of a recession, due to the fear of domino leverage setting the stage for a possible repeat of the near death experience of 2008.

At the moment, markets are complacent and willing to ignore the growing risk profile that is presented by rising debt levels, elevated geopolitical tensions and sluggish global economic activity. In our opinion, the fragility of the western financial system is there for all to see with the potential for accelerated monetary debasement of paper currencies a real danger due to the repercussions from extreme monetary policies pursued over the past decade. We may indeed be living a "the emperor has no clothes" moment. However, to predict the instance when the market will focus on the exposed risks is difficult at best.

SHARES OF GOLD MINING COMPANIES

Shares of gold mining companies have outperformed bullion through the first six months of 2014. Gold mining industry efforts to improve cost structures and exhibit capital discipline has helped improve investor sentiment toward the sector. The poor performance of gold equities versus bullion since 2008 has led to much soul searching for the gold mining industry that is starting to show positive results in our opinion, as mining companies shed unprofitable or marginal production that was being subsidized by profitable operations and focus on cash flow generation versus number of ounces produced. Additionally, the gold mining industry is realizing, in our opinion, that the practice of lowering the cut-off grade mined in order to mine the marginal ounce fails to deliver incremental value while reducing the operating leverage investors demand from gold mining equities. It is becoming increasingly clear, in our opinion, that with the advent of gold exchange traded funds (ETFs) over the past ten years, shares of gold mining companies will no longer trade on pure optionality of production and leverage to the gold price given that investors have other vehicles to gain exposure to the gold market. Therefore, mining companies must maintain capital discipline and seek higher rates of return on investment in order to attract investors' capital. The problem is few projects in the current sub $1,400 per ounce gold price environment produce the necessary returns that allow for repayment of capital, investment in exploration, and payment of dividends to shareholders. Consequently, the gold mining industry, in our opinion, is set to shrink both in terms of the number of ounces produced and the number of gold mining companies, even as gold prices rise. We believe this environment underscores the importance of stock selection in the gold mining sector moving forward as those companies that exhibit an ability to find and develop quality projects will significantly outperform their peers. In our opinion, your Fund is well positioned to benefit from the changing environment. For example, we believe the Fund's top two holdings, Goldcorp, Inc. and Randgold Resources Ltd. ADR (15.1% and 13.0% of Fund net assets, respectively as of May 31, 2014) provide exposure to superior asset quality, top level management, and new mines that will be able generate free cash flow for management to utilize in an attempt to create shareholder value.

CONCLUSION

We believe the rationale for owning gold assets as protection against monetary policy decisions designed to promote currency debasement remains a sound investment strategy. In light of rising public and private sector debt levels, the prospect for collateral damage from the Federal Reserve's extreme monetary policies since 2008 appears greater than ever, in our opinion. Investor complacency and disinterest in gold assets due to rising financial asset values we believe has created an opportunistic entry point into gold related assets for investors. In particular, we see gold mining equities as attractive at current levels as fundamental change is taking place in the gold industry at a time when gold mining equities are trading at historically low levels versus gold.

We appreciate your shareholding and confidence in the OCM Gold Fund and we look forward to assisting you in meeting your investment objectives. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For questions regarding your account, please contact Shareholder Services at 1-800-628-9403.

Sincerely,

/S/ GREGORY M. ORRELL
-----------------------
Gregory M. Orrell
President and Portfolio Manager

July 24, 2014

INVESTING IN THE OCM GOLD FUND INVOLVES RISKS INCLUDING THE LOSS OF PRINCIPAL. MANY OF THE COMPANIES IN WHICH THE FUND INVESTS ARE SMALLER CAPITALIZATION COMPANIES WHICH MAY SUBJECT THE FUND TO GREATER RISK THAN SECURITIES OF LARGER, MORE-ESTABLISHED COMPANIES, AS THEY OFTEN HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE SUBJECT TO MORE-ABRUPT MARKET MOVEMENTS. THE FUND ALSO INVESTS IN SECURITIES OF GOLD AND PRECIOUS METALS WHICH MAY BE SUBJECT TO GREATER PRICE FLUCTUATIONS OVER SHORT PERIODS OF TIME. THE FUND IS A NON-DIVERSIFIED INVESTMENT COMPANY MEANING IT WILL INVEST IN FEWER SECURITIES THAN DIVERSIFIED INVESTMENT COMPANIES AND ITS PERFORMANCE MAY BE MORE VOLATILE. THE FUND CONTAINS INTERNATIONAL SECURITIES THAT MAY PROVIDE THE OPPORTUNITY FOR GREATER RETURN BUT ALSO HAVE SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTING INCLUDING FLUCTUATIONS IN CURRENCY, GOVERNMENT REGULATION, DIFFERENCES IN ACCOUNTING STANDARDS AND LIQUIDITY.

Investor Class Performance as of May 31, 2014
--------------------------------------------------------------------------------

                       OCMGX         OCMGX      Philadelphia Gold     S&P 500
                   (without load) (with load)    and Silver Index
                                                     (XAU)
--------------------------------------------------------------------------------
Six Months            5.51%           0.76%         (0.93)%            7.62%
--------------------------------------------------------------------------------
One Year            (12.58)%        (16.51)%       (19.20)%           20.45%
--------------------------------------------------------------------------------
3 Year Annualized   (22.80)%        (23.97)%       (24.54)%           15.15%
--------------------------------------------------------------------------------
5 Year Annualized    (7.16)%         (8.01)%       (10.60)%           18.40%
--------------------------------------------------------------------------------
10 Year Annualized     4.64%           4.16%          0.73%            7.77%
--------------------------------------------------------------------------------

Advisor Class Performance as of May 31, 2014

--------------------------------------------------------------------------------

                       OCMAX            Philadelphia Gold and          S&P 500
                                          Silver Index (XAU)
--------------------------------------------------------------------------------
Six Months              6.01%                (0.93)%                    7.62%
--------------------------------------------------------------------------------
One Year             (11.99)%               (19.20)%                   20.45%
--------------------------------------------------------------------------------
3 Year Annualized    (22.35)%               (24.54)%                   15.15%
--------------------------------------------------------------------------------
Since Inception      (10.25)%               (13.34)%                   15.11%
  Annualized*
--------------------------------------------------------------------------------

  *  Inception: April 1, 2010

THE PERFORMANCE DATA QUOTED ABOVE REPRESENTS PAST PERFORMANCE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED ABOVE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES FOR THE OCM GOLD FUND INVESTOR CLASS AND ADVISOR CLASS ARE 2.22% AND 1.69% RESPECTIVELY. PLEASE REVIEW THE FUND'S PROSPECTUS FOR MORE INFORMATION REGARDING THE FUND'S FEES AND EXPENSES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL TOLL-FREE 800-628-9403. THE RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS BUT DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

1 The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitalization-weighted index composed of 16 companies listed on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered as representative of the gold and silver share market.

2 The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc. is a market capitalization-weighted index of 500 widely held common stocks. You cannot invest directly in an index.

                                 OCM GOLD FUND
                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2014
                                  (UNAUDITED)


    Shares                                                      Value
    ------                                                      -----

           COMMON STOCKS 91.0%
           MAJOR GOLD PRODUCERS 29.5%
  152,722  AngloGold Ashanti Ltd. ADR* ................... $   2,411,480
  400,000  Gold Fields Ltd. ADR ..........................     1,416,000
  450,050  Goldcorp, Inc..................................    10,517,669
  258,200  Kinross Gold Corp.* ...........................       975,996
  107,961  Newmont Mining Corp............................     2,471,227
  280,000  Sibanye Gold Ltd. ADR .........................     2,749,600
                                                           -------------
                                                              20,541,972
                                                           -------------
           INTERMEDIATE/MID-TIER GOLD PRODUCERS 33.8%
  127,250  Agnico-Eagle Mines Ltd.........................     3,848,040
  250,000  Alacer Gold Corp...............................       546,436
  145,200  AuRico Gold, Inc...............................       503,844
  500,000  Centerra Gold, Inc.............................     2,125,795
  360,833  Eldorado Gold Corp.............................     2,074,790
  600,000  Endeavour Mining Corp.* .......................       403,947
  520,200  IAMGOLD Corp...................................     1,586,610
  149,900  New Gold, Inc.* ...............................       791,472
  122,500  Randgold Resources Ltd. ADR ...................     9,056,425
  348,250  Yamana Gold, Inc...............................     2,563,120
                                                           -------------
                                                              23,500,479
                                                           -------------
           JUNIOR GOLD PRODUCERS 7.4%
  100,000  Alamos Gold, Inc...............................       827,000
  175,000  Argonaut Gold Ltd.* ...........................       597,159
  568,400  B2Gold Corp.* .................................     1,378,670
  300,000  Dundee Precious Metals, Inc.* .................       993,268
  500,000  Mandalay Resources Corp........................       419,626
1,281,500  Wesdome Gold Mines Ltd.* ......................       886,401
                                                           -------------
                                                               5,102,124
                                                           -------------
           EXPLORATION AND DEVELOPMENT COMPANIES 2.7%
  500,000  Amarillo Gold Corp.* ..........................        64,558
2,190,000  Avala Resources Ltd.* .........................       141,381
  150,000  MAG Silver Corp.* .............................     1,056,903
  300,000  Sabina Silver Corp.* ..........................       166,006
5,100,040  Sutter Gold Mining, Inc.* .....................       470,353
                                                           -------------
                                                               1,899,201
                                                           -------------
           PRIMARY SILVER PRODUCERS 10.5%
  200,000  Fortuna Silver Mines, Inc.* ...................       772,849
  210,000  Silver Wheaton Corp............................     4,361,524
  100,000  Tahoe Resources, Inc.* ........................     2,074,149
    5,600  Tahoe Resources, Inc.*^ .......................       116,368
                                                           -------------
                                                               7,324,890
                                                           -------------
           OTHER 7.1%
   14,800  Franco-Nevada Corp.............................       686,699
   10,200  Franco-Nevada Corp.^ ..........................       474,708
   60,000  Royal Gold, Inc................................     3,763,200
                                                           -------------
                                                               4,924,607
                                                           -------------
           TOTAL COMMON STOCKS
             (Cost $30,565,231) ..........................    63,293,273
                                                           -------------


                       See notes to financial statements.

                                OCM GOLD FUND
                            SCHEDULE OF INVESTMENTS
                               AS OF MAY 31, 2014
                                  (UNAUDITED)


    Shares                                                      Value
    ------                                                      -----



           EXCHANGE TRADED FUND 6.5%
   37,500  SPDR Gold Trust* ..............................     4,516,125
                                                           -------------

           TOTAL EXCHANGE TRADED FUND
             (Cost $1,657,875) ...........................     4,516,125
                                                           -------------

           WARRANTS 0.0%
   75,000  Veris Gold Corp.*
             Exercise Price 1.95 CAD,
             Exp. 12/18/2016 .............................         2,075
                                                           -------------

           TOTAL WARRANTS ................................         2,075
                                                           -------------
             (Cost $0)

           SHORT-TERM INVESTMENT 3.1%
2,148,125  UMB Money Market Fiduciary, 0.01% .............     2,148,125
                                                           -------------

           TOTAL SHORT-TERM INVESTMENT
             (Cost $2,148,125) ..........................      2,148,125
                                                           -------------
           TOTAL INVESTMENTS
             (Cost $34,371,231) .................   100.6%    69,959,598

           LIABILITIES LESS OTHER ASSETS ........    (0.6)%     (397,468)
                                                           -------------

           TOTAL NET ASSETS ........................100.0% $  69,562,130
                                                           =============


ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

^ Denoted investment is a Canadian security traded on U.S. stock exchange.

                       See notes to financial statements.

                                 OCM GOLD FUND
              SCHEDULE OF INVESTMENTS -- MAY 31, 2014 (CONTINUED)
                                  (UNAUDITED)

                       SUMMARY OF INVESTMENTS BY COUNTRY


                                                       Percent of
                                                       Investment
Country                                Value           Securities
------------------------------------------------------------------
Canada                            $  41,023,469          58.6%
Cayman Islands                          403,947           0.6
Jersey                                9,056,425          13.0
South Africa                          6,577,080           9.4
United States(1)                     12,898,677          18.4
                                  --------------------------------

Total                             $  69,959,598         100.0%
                                  ================================


(1) Includes short-term investments.


                       See notes to financial statements.

                                 OCM GOLD FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2014
                                  (UNAUDITED)

ASSETS:
   Investments in unaffiliated issuers, at value
    (cost $34,371,231) ..................................  $        69,959,598
   Interest and dividends receivable ....................               89,825
   Receivable for fund shares sold ......................               33,856
   Prepaid expenses and other assets ....................               32,890
                                                           -------------------
     Total assets .......................................           70,116,169
                                                           -------------------

LIABILITIES:
   Investment securities purchased ......................              205,137
   Payable for fund shares redeemed .....................               91,706
   Investment adviser fees ..............................               58,823
   Accrued distribution fees ............................              144,415
   Accrued Trustees' fees ...............................                2,487
   Accrued expenses and other liabilities ...............               51,471
                                                           -------------------
      Total liabilities .................................              554,039
                                                           -------------------
      Net Assets ........................................  $        69,562,130
                                                           ===================

NET ASSETS CONSIST OF:
   Shares of beneficial interest, no par value:
     unlimited shares authorized ........................  $        33,772,149
   Undistributed net investment loss ....................           (2,335,106)
   Accumulated net realized gain on investments
     and foreign currency transactions ..................            2,536,682
   Net unrealized appreciation on investments and
     foreign currency translations ......................           35,588,405
                                                           -------------------
      Net Assets ........................................  $        69,562,130
                                                           ===================

CALCULATION OF MAXIMUM OFFERING PRICE:
   INVESTOR CLASS:
      Net asset value and redemption price per share ....  $             11.88
      Maximum sales charge (4.50% of offering price) ....                 0.56
                                                           -------------------
      Offering price to public ..........................  $             12.44
                                                           -------------------
      Shares outstanding ................................            4,369,832
                                                           ===================
   ADVISOR CLASS:
      Net asset value and redemption price per share ....  $             12.18
                                                           -------------------
      Shares outstanding ................................            1,446,875
                                                           ===================
      Total shares outstanding ..........................            5,816,707
                                                           ===================



                       See notes to financial statements.

                                 OCM GOLD FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2014
                                  (UNAUDITED)

Investment Income
   Interest .............................................  $               118
   Dividend (net of foreign withholding taxes of $57,106)              447,852
                                                           -------------------
      Total investment income ...........................              447,970
                                                           -------------------

EXPENSES
   Investment advisory fees .............................              335,802
   Distribution fees - Investor Class ...................              233,562
   Distribution fees - Advisor Class ....................               19,674
   Fund administration and accounting fees ..............               63,801
   Transfer agent fees and expenses .....................               52,409
   Professional fees ....................................               30,154
   Federal and state registration fees ..................               16,771
   Chief Compliance Officer fees ........................               12,970
   Custody fees .........................................               10,977
   Reports to shareholders ..............................               10,090
   Trustees' fees .......................................                4,987
   Other expenses .......................................                4,475
                                                           -------------------
      Total expenses ....................................              795,672
                                                           -------------------
      Net investment loss ...............................             (347,702)
                                                           -------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized loss on investments and
    foreign currency transactions .......................                 (208)
   Net change in unrealized appreciation on
    investments and foreign currency translations .......            3,619,874
                                                           -------------------
        NET GAIN ON INVESTMENTS .........................            3,619,666
                                                           -------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............  $         3,271,964
                                                           ===================




                       See notes to financial statements.



                                 OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                           SIX MONTHS ENDED        YEAR ENDED
                                                             MAY 31,2014          NOVEMBER 30,
                                                            (UNAUDITED)              2013
                                                         -----------------   ------------------

OPERATIONS:
   Net investment loss ..................................$        (347,702)  $         (708,463)
   Net realized gain/(loss) on investments
     and foreign currency transactions ..................             (208)           3,273,721
   Net change in unrealized appreciation/depreciation
     on investments and for currency translations .......        3,619,874          (66,178,788)
                                                         -----------------   ------------------
   Net increase/(decrease) in net assets
     resulting from operations ..........................        3,271,964          (63,613,530)
                                                         -----------------   ------------------


DISTRIBUTIONS PAID TO SHAREHOLDERS
   INVESTOR CLASS:
      Distributions paid from net realized gains ........             --             (2,269,221)
                                                         -----------------   ------------------
      Total distributions from Investor Class ...........             --             (2,269,221)
                                                         -----------------   ------------------

   ADVISOR CLASS:
      Distributions paid from net realized gains ........             --               (324,079)
                                                         -----------------   ------------------
      Total distributions from Advisor Class ............             --               (324,079)
                                                         -----------------   ------------------
      Total distributions ...............................             --             (2,593,300)
                                                         -----------------   ------------------

FUND SHARE TRANSACTIONS
   INVESTOR CLASS:
     Net proceeds from shares sold ......................        1,322,457            2,805,157
     Distributions reinvested ...........................             --              2,094,448
     Payment of shares redeemed(1) ......................       (4,456,157)         (20,515,001)
                                                         -----------------   ------------------
     Net decrease in net assets from
       Investor Class share transactions ................       (3,133,700)         (15,615,396)
                                                         -----------------   ------------------

   ADVISOR CLASS:
     Net proceeds from shares sold ......................        6,833,448            4,587,915
     Distributions reinvested ...........................             --                294,659
     Payment of shares redeemed(2) ......................       (1,645,434)          (1,432,205)
                                                         -----------------   ------------------
     Net increase in net assets from
      Advisor Class share transactions ..................        5,188,014            3,450,369
                                                         -----------------   ------------------
     Net increase/(decrease) in net assets
      from Fund share transactions ......................        2,054,314          (12,165,027)
                                                         -----------------   ------------------

     TOTAL INCREASE/(DECREASE) IN NET ASSETS ............        5,326,278          (78,371,857)



                       See notes to financial statements.

                                     - 10 -





                                 OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (CONTINUED)


                                                           SIX MONTHS ENDED        YEAR ENDED
                                                             MAY 31,2014          NOVEMBER 30,
                                                            (UNAUDITED)              2013
                                                         -----------------   ------------------

NET ASSETS, BEGINNING OF PERIOD .........................$      64,235,852   $      142,607,709
                                                         -----------------   ------------------
NET ASSETS, END OF PERIOD ...............................       69,562,130           64,235,852
                                                         =================   ==================

 ACCUMULATED NET INVESTMENT LOSS ........................$      (2,335,106)  $       (1,987,404)
                                                         =================   ==================

TRANSACTIONS IN SHARES
   INVESTOR CLASS:
     Shares sold ........................................          103,757              181,993
     Shares issued on reinvestment of distributions .....             --                104,305
     Shares redeemed ....................................         (372,764)          (1,425,698)
                                                         -----------------   ------------------
     Net decrease in Investor Class shares outstanding ..         (269,007)          (1,139,400)
                                                         =================   ==================

   ADVISOR CLASS:
     Shares sold ........................................          532,811              338,942
     Shares issued on reinvestment of distributions .....             --                 14,451
     Shares redeemed ....................................         (130,838)             (95,809)
                                                         -----------------   ------------------
     Net increase in Advisor Class shares outstanding ...          401,973              257,584
                                                         =================   ==================
     Net increase/(decrease) in Fund shares outstanding .          132,966             (881,816)
                                                         =================   ==================



(1) Net of redemption fees of $79 for the six months ended May 31, 2014 and $5,270 for the year ended November 30, 2013, respectively.

(2) Net of redemption fees of $3,207 for the six months ended May 31, 2014 and $5,492 for the year ended November 30, 2013, respectively.



                      See notes to financial statements.

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2014
                                  (UNAUDITED)

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under FAIR VALUE MEASUREMENTS AND DISCLOSURES, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2014 (CONTINUED)
                                  (UNAUDITED)


The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets:



------------------------------------------------- ---------------- -------------- ----------- --------------
SECTOR                                                LEVEL 1          LEVEL 2     LEVEL 3        TOTAL
------------------------------------------------- ---------------- -------------- ----------- --------------
COMMON STOCKS
------------------------------------------------- ---------------- -------------- ----------- --------------
  Major Gold Producers                                $20,541,972  $     -        $    -        $20,541,972
------------------------------------------------- ---------------- -------------- ----------- --------------
  Intermediate/Mid-Tier Gold Producers                 23,500,479        -             -         23,500,479
------------------------------------------------- ---------------- -------------- ----------- --------------
  Junior Gold Producers                                 5,102,124        -             -          5,102,124
------------------------------------------------- ---------------- -------------- ----------- --------------
  Exploration and Development Companies                 1,899,201        -             -          1,899,201
------------------------------------------------- ---------------- -------------- ----------- --------------
  Primary Silver Producers                              7,324,890        -             -          7,324,890
------------------------------------------------- ---------------- -------------- ----------- --------------
  Other                                                 4,924,607        -             -          4,924,607
------------------------------------------------- ---------------- -------------- ----------- --------------
EXCHANGE TRADED FUND                                    4,516,125        -             -          4,516,125
------------------------------------------------- ---------------- -------------- ----------- --------------
SHORT-TERM INVESTMENT                                   2,148,125        -             -          2,148,125
------------------------------------------------- ---------------- -------------- ----------- --------------
WARRANTS
------------------------------------------------- ---------------- -------------- ----------- --------------
  Junior Gold Producers                                     2,075        -             -              2,075
------------------------------------------------- ---------------- -------------- ----------- --------------
TOTAL                                                 $69,959,598  $     -        $    -        $69,959,598
------------------------------------------------- ---------------- -------------- ----------- --------------

     There were no Level 2 or 3 securities as of May 31, 2014. The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers at period end.

     FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations for the six months ended May 31, 2014 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. Such fluctuations for the six months ended May 31, 2014 are included within the realized and unrealized gain/ loss on investments section of the Statement of Operations.

     FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2014 (CONTINUED)
                                  (UNAUDITED)


     ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of May 31, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscals years 2010-2013 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     SHARE CLASSES - The Fund offers two classes of shares, Investor Class and Advisor Class. The outstanding shares of the Fund on April 1,2010 were renamed "Investor Class shares." The Advisor Class shares commenced operations on April 1, 2010. The two classes represent interests in the same portfolio of investments and have the same rights. Investor Class shares are subject to an annual 12b-1 fee of up to 0.99% of the Fund's average daily net assets allocable to Investor Class shares, whereas Advisor Class shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Advisor Class shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

     REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to shares of beneficial interest. For the six months ended May 31, 2014, the Investor Class and the Advisor Class received $79 and $3,207 in redemption fees, respectively.

     GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     DERIVATIVE INSTRUMENTS - Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund did not have any transactions involving warrants during the six months ended May 31, 2014. At May 31, 2014, the Fund held warrants as listed on the Schedule of Investments.

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2014 (CONTINUED)
                                  (UNAUDITED)

     DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

     SUBSEQUENT EVENTS - Management has evaluated subsequent events and determined there were no subsequent events that require recognition or disclosure in the financial statements.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED PARTIES

     The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:


       ASSETS                                                FEE RATE
       ------                                                --------
       $0 to $250 million .  .  .  .  .  .  .  .  .  .  .  .  0.950%
       $250 million to $500 million .  .  .  .  .  .  .  .  . 0.800%
       $500 million to $1 billion .  .  .  .  .  .  .  .  .   0.700%
       Over $1 billion .  .  .  .  .  .  .  .  .  .  .  .  .  0.600%

     The Fund does not compensate Trustees and Officers affiliated with OCM. For the six months ended May 31, 2014, the expenses accrued for Trustees who are not affiliated with OCM are reported on the Statement of Operations. The Fund pays the salary and related expenses of the Fund's Chief Compliance Officer. The expenses accrued for the Chief Compliance Officer are reported on the Statement of Operations.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers of the Fund's Investor Class and Advisor Class, in any fiscal year, subject to limits of 0.99% and 0.25%, respectively, of the average daily net assets of each respective class. For the six months ended May 31, 2014, the Investor Class and the Advisor Class accrued $233,562 and $19,674, respectively, in expenses under the Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended May 31, 2014 were $3,407,596 and $0, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION

     At May 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

         Cost of investments..............................       $35,781,277
                                                                 ===========
         Unrealized appreciation..........................       $37,454,320
         Unrealized depreciation..........................        (3,275,999)
         Unrealized appreciation on foreign currency..                  (106)
                                                                 ------------
         Net unrealized appreciation on investments...           $34,178,215
                                                                 ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2014 (CONTINUED)
                                  (UNAUDITED)

     The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

                                                          2013           2012
                                                         -----           ----
Ordinary income .................................. $      --         $    --
Net long-term capital gains ......................     2,593,300      7,122,610
                                                   -------------     ----------
Total distributions .............................. $   2,593,300     $7,122,610
                                                   =============     ==========

     As of November 30, 2013 the components of accumulated earnings on a tax basis were as follows:


Undistributed ordinary income ...............                  $          --
Undistributed long-term gains ...............                        2,492,975
                                                               ---------------
Tax accumulated earnings ....................                        2,492,975
Accumulated capital and other losses ........                         (710,194)
Unrealized appreciation on investments ......                       30,735,236
                                                               ---------------
Total accumulated earnings ..................                  $    32,518,017
                                                               ===============


     The Fund has $710,194 in Qualified late-year losses, which are deferred until fiscal year 2014 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

NOTE 7. CONCENTRATION OF RISK

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers.

     As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

NOTE 8. ILLIQUID SECURITIES

     The Fund may invest up to 15% of net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes securities whose disposition would be subject to legal restrictions ("restricted securities"). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in the Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.


                                                                      OCM GOLD FUND
                                                            Financial Highlights Investor Class



                                    SIX MONTHS END      YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     MAY 31, 2014      NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                      (UNAUDITED)          2013          2012           2011          2010         2009
                                      ----------       ----------    -----------    ----------    -----------    ----------
Per Share Operating Performance
(For a share outstanding throughout each period)

Net asset value,
  beginning of period                 $    11.26       $    21.68    $     28.49    $    30.53    $     24.68    $    12.35
                                      ----------       ----------    -----------    ----------    -----------    ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                        (0.07)(1)        (0.27)         (0.25)        (0.29)         (0.43)        (0.29)
Net realized and unrealized
  gain/(loss) on investments
  and foreign currency
  transactions                              0.69            (9.75)         (5.48)         0.76           6.81         12.65
                                      ----------       ----------    -----------    ----------    -----------    ----------
Total from investment operations            0.62           (10.02)         (5.73)         0.47           6.38         12.36
                                      ----------       ----------    -----------    ----------    -----------    ----------

LESS DISTRIBUTIONS:
Dividends from net investment income        --               --             --            --             --            --
Distribution from net realized gains        --              (0.40)         (1.08)        (2.51)         (0.53)        (0.03)
                                      ----------       ----------    -----------    ----------    -----------    ----------
Total distributions                         --              (0.40)         (1.08)        (2.51)         (0.53)        (0.03)
                                      ----------       ----------    -----------    ----------    -----------    ----------

NET ASSET VALUE, END OF PERIOD        $    11.88       $    11.26    $     21.68    $    28.49    $     30.53    $    24.68
                                      ==========       ==========    ===========    ==========    ===========    ==========

TOTAL RETURN*                               5.51%(2)       (47.03)%       (20.27)%        1.70%         26.70%       100.14%

Ratios/Supplemental Data:
Net assets, end of year (in 000's)    $   51,932       $   52,231    $   125,286    $  168,305    $   175,802    $  159,833
Ratio of expenses to
  average net assets                        2.39%(3)         2.22%          1.99%         1.73%          1.93%         1.94%
Ratio of net investment loss
  to average net assets                    (1.12)%(3)       (0.85)%        (1.04)%       (1.03)%        (1.57)%       (1.59)%
Portfolio turnover rate                        0%(2)            8%             1%            5%            12%            6%

----------------------------------
*Assumes no sales charge
(1) Based on average shares method.
(2) Not annualized.
(3) Annualized.

                       See notes to financial statements.

                                     - 17 -





                                                          OCM GOLD FUND
                                               Financial Highlights Advisor Class


                                                                                                       FOR THE PERIOD
                                     SIX MONTHS END      YEAR ENDED     YEAR ENDED       YEAR ENDED   APRIL 1, 2010#--
                                      MAY 31, 2014      NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,
                                       (UNAUDITED)          2013          2012              2011             2010
                                      -----------      -----------    -------------    -------------    --------------
Per Share Operating Performance
(For a share outstanding throughout each period)

Net asset value, beginning of period  $     11.49      $     22.00    $       28.74    $       30.65    $        22.24
                                      -----------      -----------    -------------    -------------    --------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)                (0.03)(1)        (0.08)           (0.12)           (0.18)            (0.13)
Net realized and unrealized
  gain/(loss) on investments and
  foreign currency transactions              0.72           (10.03)           (5.54)            0.78              8.54
                                      -----------      -----------    -------------    -------------    --------------
Total from investment operations             0.69           (10.11)           (5.66)            0.60              8.41
                                      -----------      -----------    -------------    -------------    --------------

LESS DISTRIBUTIONS:
Dividends from net investment income         --               --               --               --                --
Distribution from net realized gains         --              (0.40)           (1.08)           (2.51)             --
                                      -----------      -----------    -------------    -------------    --------------
Total distributions                          --              (0.40)           (1.08)           (2.51)             --
                                      -----------      -----------    -------------    -------------    --------------

NET ASSET VALUE, END OF PERIOD        $     12.18      $     11.49    $       22.00    $       28.74    $        30.65
                                      ===========      ===========    =============    =============    ==============

TOTAL RETURN                                 6.01%(2)       (46.75)%         (19.83)%           2.15%            37.81%(2)

Ratios/Supplemental Data:
Net assets, end of year (in 000's)    $    17,630      $    12,005    $      17,322    $      20,328    $       20,386
Ratio of expenses to average
  net assets                                 1.78%(3)         1.69%            1.48%            1.30%             1.34%(3)
Ratio of net investment loss
  to average net assets                     (0.51)(3)        (0.31)%          (0.52)%          (0.60)%           (0.98)(3)
Portfolio turnover rate                         0%(2)            8%               1%               5%               12%(2)

----------------------------------

#   Inception date of Advisor Class.
(1) Based on average shares method.
(2) Not annualized.
(3) Annualized.




                       See notes to financial statements.

                                     - 18 -


                                 OCM GOLD FUND
              EXPENSE EXAMPLE -- FOR THE PERIOD ENDED MAY 31, 2014
                                  (UNAUDITED)

     As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014 (the "period").

ACTUAL EXPENSES

     The row titled "Actual" in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate line for your share class under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the periods.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The row titled "Hypothetical" in the table below provides information about hypothetical account values and hypothetical expenses based on each class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the classes of the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical lines of the table are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.


EXPENSES PAID DURING THE PERIOD

                                                                  Expenses paid
                                 Beginning           Ending         during the
                               account value     account value     period ended
                             December 1, 2013     May 31, 2014     May 31, 2014*

INVESTOR CLASS
Actual                          $1,000.00            $1,055.10       $12.23
Hypothetical
(5% return before expenses)      1,000.00             1,013.10        11.98
ADVISOR CLASS
Actual                           1,000.00             1,060.10         9.13
Hypothetical
(5% return before expenses)      1,000.00             1,016.13         8.94


* Expenses are equal to the Investor Class' and Advisor Class' annualized expense ratios of 2.39% and 1.78%, respectively, for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                 OCM GOLD FUND
                               OTHER INFORMATION
                                  (UNAUDITED)

                    INVESTMENTS BY SECTOR AS OF MAY 31, 2014
                      AS A PERCENTAGE OF TOTAL INVESTMENTS




INTERMEDIATE/MID-TIER GOLD PRODUCERS                33.6%
MAJOR GOLD PRODUCERS                                29.4%
JUNIOR GOLD PRODUCERS                                7.3%
EXPLORATION AND DEVELOPMENT COMPANIES                2.7%
PRIMARY SILVER PRODUCERS                            10.5%
EXCHANGE TRADED FUND                                 6.4%
OTHER                                                7.0%
SHORT -TERM INVESTMENT                               3.1%


     A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2013 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.

                    Quarterly Filings of Portfolio Holdings

     The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




                                     - 20 -


















                                 OCM Gold Fund
                                Distributed by:
                       Northern Lights Distributors, LLC
                              17605 Wright Street
                                Omaha, NE 68130               2244-NLD-7/28/2014

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:  /s/ Gregory M. Orrell
     ----------------------
         Gregory M. Orrell
         President and Treasurer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Gregory M. Orrell
     ---------------------
         Gregory M. Orrell
         President and Treasurer

Date: July 29, 2014